Financial Instruments - Fair Value of Financial Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value (Details) - Senior note liabilities [member] - CAD ($)
$ in Millions
3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 12,994	$ 12,235	$ 9,907
Change in Fair value	(122)	(262)	(176)
Cumulative change in FV	$ (574)	$ (452)	$ 602